Note 3 - Discontinued Operations (Details) - Assets and Liabilities of Discontinued Operations (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets and Liabilities Of Discontinued Operations [Abstract]
Security deposit – escrow account for installation jobs	$ 200,000	$ 200,000	$ 200,000
Total assets of discontinued operations	200,000	200,000	210,896
Accrued warranty	912,775	967,928	1,042,663
Total current liabilities	$ 912,776	$ 967,928	$ 1,052,819